Equity - Schedule of Share Capital (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Line Items]
Authorized	25,000,000	25,000,000
Issued	15,901,287	15,901,287
Outstanding	15,332,667	15,332,667